STOCK-BASED COMPENSATION (Summary Of Vested And Unvested RSU) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Unvested beginning balance	346
Shares, Granted	169
Shares, Cancellations	(34)
Shares, Unvested ending balance, shares	321
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value Per Share, Unvested beginning balance	$ 37.80
Weighted Average Grant Date Fair Value Per Share, Granted	$ 38.65
Weighted Average Grant Date Fair Value Per Share, Cancellations	$ 38.59
Weighted Average Grant Date Fair Value Per Share, Unvested ending balance	$ 37.29
Performance Stock and Contract Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Unvested beginning balance	199
Shares, Granted	70
Shares, Cancellations	(1)
Shares, Unvested ending balance, shares	264
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value Per Share, Unvested beginning balance	$ 30.49
Weighted Average Grant Date Fair Value Per Share, Granted	$ 39.25
Weighted Average Grant Date Fair Value Per Share, Cancellations	$ 35.68
Weighted Average Grant Date Fair Value Per Share, Unvested ending balance	$ 32.74
Released | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Released	(160)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value Per Share, Released	$ 39.43
Released | Performance Stock and Contract Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Shares, Released	(4)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value Per Share, Released	$ 39.44